EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13:	EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31
	2012	2013	2014
Numerator:
Net income attributable to ordinary shares - basic	$314,718	$62,408	$42,826
Gains related to convertible debt, net	-	-	(2,100)

Net income from continuing operations - diluted	$314,718	$62,408	$40,726
Net loss from discontinued operations – basic and diluted	$(23,798)	$(33,795)	$-

Denominator:
Weighted average number of ordinary shares outstanding during the year	52,320,133	53,910,741	68,213,209
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt	-	-	1,090,906
Shares to be issued in connection with acquisition	-	-	52,664
Employee stock options and restricted stock units	944,610	926,566	970,632

Diluted number of ordinary shares outstanding - Continuing operations	53,264,743	54,837,307	70,327,411
Diluted number of ordinary shares outstanding - Discontinued operations	53,264,743	54,837,307	-

Basic net earnings (loss) per ordinary share
Continuing operations	$6.02	$1.16	$0.63
Discontinued operations	$(0.45)	$(0.63)	$-
Net income	$5.57	$0.53	$0.63

Diluted net earnings (loss) per ordinary share
Continuing operations	$5.91	$1.14	$0.58
Discontinued operations	$(0.45)	$(0.62)	$-
Net income	$5.46	$0.52	$0.58

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,634,174	2,778,618	3,766,080